Right-of-use asset and lease liability (Details Narrative)		1 Months Ended
	May 31, 2026 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 CHF (SFr)
Right-of-use Asset And Lease Liability
Rent payable under term lease		$ 66,258	SFr 53,280
Fixed term		5 years	5 years
Discount rate		9.00%	9.00%
Gain on lease termination	$ 146,213